INVENTORIES	12 Months Ended
Dec. 31, 2020
INVENTORIES
INVENTORIES

NOTE 6 — INVENTORIES

	2020	2019
Finished products	3,894,698	3,302,569
Work in progress	2,045,158	1,426,607
Raw materials	1,934,958	1,611,334
Storeroom supplies	786,401	974,412
Imports in transit	514,321	384,123
(-) Allowance for adjustments to net realizable value	(6,119)	(39,308)
	9,169,417	7,659,737

The allowance for adjustment to net realizable value of inventories, on which the provision and write-offs are registered with impact on cost of sales, is as follows:

Balance as of January 1, 2018	(3,556)
Provision for the year	(11,943)
Reversal of adjustments to net realizable value	3,715
Exchange rate variation	(871)
Assets held for sale	(1,049)
Balance as of December 31, 2018	(13,704)
Provision for the year	(46,693)
Reversal of adjustments to net realizable value	22,028
Exchange rate variation	(939)
Balance as of December 31, 2019	(39,308)
Provision for the year	(6,562)
Reversal of adjustments to net realizable value	47,259
Exchange rate variation	(7,508)
Balance as of December 31, 2020	(6,119)